UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2012

(unaudited)

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Common Stock	May 2010	$150,000	$-	0.00%

Tioga Energy, Inc. [b]
San Mateo, California
Junior Bridge Financing Note
Principal Of $56,457,
8.00%, 6/29/2013	Jul. 2011	56,457	58,099	0.57%

Tioga Energy, Inc. [b]
San Mateo, California
Junior Bridge Financing Note
Principal Of $150,000,
8.00%, 6/29/2013	Nov. 2011	150,000	154,364	1.50%

Tioga Energy, Inc. [b]
San Mateo, California
Senior Bridge Financing Note
Principal Of $261,378,
8.00%, 6/29/2013	May 2012	261,378	791,739	7.71%
Total Alternative Energy		617,835	1,004,202	9.78%

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	371,317	496,422	4.83%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	-	0.00%

Sonim Technologies, Inc. [a,b]
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	97,907	-	0.00%
Total Consumer		594,224	496,422	4.83%

Healthcare:
Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	824,408	8.03%

Information Technology:
Stoke, Inc. [a,b]
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	98,323	0.96%

Medical Technology:
Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	96,960	0.94%

Lineagen, Inc. [b]
Salt Lake City, Utah
Convertible Promissory Note
Principal Of $300,000,
5.25%, 12/31/2012	Jul. 2011	300,000	319,087	3.11%
Total Medical Technology		450,000	416,047	4.05%

Semiconductor:
GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	281,250	2.74%

GainSpan Corporation [a,b]
San Jose, California
39,625 shares of
Series D Preferred Stock	Jun. 2012	35,662	35,662	0.35%

Luxtera, Inc. [a,b]
Carlsbad, California
2,203,310 shares of
Series C Preferred Stock	Apr. 2012	301,413	301,413	2.93%

Magnum Semiconductor, Inc. [a,b]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	201,329	1.96%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	293,156	2.85%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	104,324	1.01%

Quantenna Communications, Inc. [a,b]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	39,665	0.39%
Total Semiconductor		1,012,222	1,256,799	12.23%

Software:
Clustrix, Inc. [a,b]
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	104,186	1.02%

KnowledgeTree, Inc. [a,b]
Raleigh, North Carolina
35,817 shares of
Series B Preferred Stock	Jun. 2012	150,001	150,001	1.46%

Kontiki, Inc. [a,b]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	-	0.00%

Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.43%

Kontiki, Inc. [a,b]
Sunnyvale, California
234,522 shares of
Series C Preferred Stock	Jan. 2012	91,464	114,329	1.11%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	36,998	0.36%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	11,893	0.12%

Sailthru, Inc. [a,b]
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,999	336,238	3.27%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	273,578	2.66%

SugarSync, Inc. [a,b]
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	607,083	5.91%

SugarSync, Inc. [a,b]
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	100,445	0.98%

Univa Corporation [a,b]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	619,830	6.04%
Total Software		2,253,473	2,604,582	25.36%

Total Private Company		5,677,755	6,700,783	65.24%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.14% [c]		3,546,912	3,546,912	34.53%

Total Short-Term Investments		3,546,912	3,546,912	34.53%

Total Investments (United States)		9,224,667	10,247,695	99.77%

Other Assets in Excess of Liabilities			23,562	0.23%

Members' Capital			$10,271,257	100.00%

a Non-income producing.

b Portfolio holdings are subject to substantial restrictions as to resale.

c The rate shown is the annualized 7-day yield as of September 30, 2012.

The cost and fair value of restricted Private Company Investments are $5,677,755 and $6,700,783, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•          Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company[1]
Bridge Financing Note	$-	$-	$1,004,202	$1,004,202
Convertible Promissory Note	-	-	319,087	319,087
Preferred Stock	-	-	5,340,496	5,340,496
Common Stock	-	-	36,998	36,998
Total Private Company	-	-	6,700,783	6,700,783
Short-Term Investments	3,546,912	-	-	3,546,912
Total	$3,546,912	$-	$6,700,783	$10,247,695

1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge	Convertible
	Financing	Promissory	Preferred	Common
	Note	Note	Stock	Stock	Total
Balance as of September 1, 2012*	$1,001,166	$317,748	$4,980,756	$45,320	$6,344,990
Net Realized Gain (Loss)	-	-	-	-	-
Change in Unrealized
Appreciation/ (Depreciation)	3,036	1,339	359,740	(8,322)	355,793
Gross Purchases	-	-	-	-	-
Transfer In/(Out)**	-	-	-	-	-
Gross Sales	-	-	-	-	-
Balance as of September 30, 2012*	$1,004,202	$319,087	$5,340,496	$36,998	$6,700,783

* At a Board meeting held on August 31, 2012, the Board of Managers of the Fund approved the change in fiscal year-end for the Fund from August 31 to June 30 effective as of the end of the fiscal year ended August 31, 2012.

** Transfers in or out reflect changes in investment categories and are represented by their balance at the beginning of the period.

Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

Type of Investment	Fair Value as of September 30, 2012	Valuation Technique	Unobservable Input	Range

Bridge Financing	$1,004,202	Discounted Cash Flows	Discount Rate	35%
Notes

Convertible	319,087	Most Recent Capitalization	Private Financing	N/A
Promissory Note			Discount Rate	0%

Preferred Stock	2,949,536	Market Comparable Companies	Forward Revenue Multiple	1.23x - 5.47x
			Discount Rate	15% - 75%
	2,390,960	Most Recent Capitalization	Private Financing	N/A

Common Stock	36,998	Market Comparable Companies	Forward Revenue Multiple	1.96x
			Discount Rate	15%
	-	Most Recent Capitalization	Private Financing	N/A
	-	Discounted Cash Flows	Discount Rate	35%

Total Investments	$6,700,783

The significant unobservable inputs used in the fair value measurement of the Fund's bridge financing notes and the convertible promissory note are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been adopted by the Fund's Board of Managers, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser develops valuation techniques for shares of private companies held by the Fund, which include discounted cash flow methods and market comparables.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)          There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	11/29/12

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	11/29/12

* Print the name and title of each signing officer under his or her signature.